UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 00019760811

(Exact name of issuing entity as specified in its charter): VStrong Auto Receivables Trust 2023-A

Central Index Key of depositor: 0001991306

Central Index Key Number of issuing entity (if applicable): 0001991883

Central Index Key Number of underwriter (if applicable): n/a

Nicholas Ambrosini (661) 833-7027

Name and telephone number, including area code, of the person to contact in connection with this filing

[1] Valley Strong Credit Union (“VSCU”), is filing this Form ABS-15G in its capacity as sponsor of the issuing entity, VStrong Auto Receivables Trust 2023-A’s, Asset Backed Notes transaction (the “Specified Transaction”). In VSCU’s capacity as sponsor, VSCU is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold or contributed by VSCU to its affiliate,  VStrong Depositor LLC, the depositor of the Specified Transaction.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 to this Form ABS-15G are the disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2). Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 22, 2023	VALLEY STRONG CREDIT UNION,
Securitizer

	By:	/s/ Nicholas Ambrosini
		Name:	Nicholas Ambrosini
		Title:	President/Chief Executive Officer

EXHIBIT INDEX

Exhibit number	Description

Exhibit 99.1	Due Diligence Narrative Report of Grant Thornton, dated September 21, 2023